Fiduciary Counselling, Inc.
                        332 Minnesota Street, Suite 2100
                         St. Paul, Minnesota 55101-1394



                                  May 1, 1997


VIA ELECTRONIC TRANSMISSION

File Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20054

RE: Clearwater Investment Trust (the "Registrant")
    File No. 33-12289

To Whom It May Concern:

        Pursuant to the requirements of Rule 497(j)under the Securities Act of 1993, the Registrant hereby certifies that(i) the form of prospectus and statement of additional information that would have been filed as of this date pursuant to Rule 497(c) does not differ from that contained in the most recent post-effective amendment ("PEA No. 11") to the Registrant's registration statement filed pursuant to Rule 485(b) on April 30, 1997, and (ii) the text of PEA No.11 has been filed electronically.

        If there are any questions related to this letter, please contact Elaine
M. Hartnett, counsel to the Registrant, at (617) 526-6531.

                                        Sincerely,

                                        /s/Richard T. Holm

                                        Richard T. Holm


cc:     Elaine M. Hartnett, Esq.